SUPPLEMENT DATED February 23, 2004
TO PROSPECTUS
DATED MAY 1, 2003
for
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
Issued by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
and
WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2003.

Effective on or around February 23, 2004, we will offer two additional investment options to the WRL Series Life Corporate Account.

The following investment options are added to the cover page:

PIMCO Variable Insurance Trust

☐  All Asset Portfolio (Administrative Class)

☐  Real Return Portfolio (Institutional Class)

The following is inserted in The Portfolios section beginning on page 9: (box)

PIMCO Variable Insurance Trust Managed by Pacific Investment Management Company LLC	•	All Asset (Administrative Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing its assets in shares of the Underlying PIMS Funds and does not invest directly in stocks or bonds or other issuers.

	•	Real Return (Institutional Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management.

The table in Appendix A entitled “Annual Portfolio Operating Expenses” is amended to add the following:

					Fees and
				Gross Total	Expenses	Total Net
	Management	Other	12b-1	Annual	Waived or	Annual
Portfolio	Fees	Expenses	Fees	Expenses	Reimbursed	Expenses

PIMCO All Asset (Administrative Class) (14)(15)(16)	0.20%	1.08%	N/A	1.28%	0.08%	1.20%
PIMCO Real Return (Institutional Class) (15)(17)(18)	0.25%	0.26%	N/A	0.51%	0.00%	0.51%

14)    “Other Expenses” reflects the following: for All Asset (Admin. Class), a 0.25% administrative fee, 0.08% representing organizational expenses and pro rata Trustees’ fees, a 0.15% service fee and 0.60% representing Underlying PIMS Fund Expenses.

15)    PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, the Total Net Annual Expenses listed in the table above less interest expense. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

16)    Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying PIMS Fund and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund Expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying PIMS Fund for the most recent fiscal year, please see “Fund of Funds Fees — Annual Underlying PIMS Fund Expenses” in this prospectus. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

17)    Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25% and interest expense. Interest expense is generally incurred as a result of investment management activities.

18)    Ratio of net expenses to average net assets excluding interest expense is 0.50%.

SUPPLEMENT DATED February 23, 2004
TO PROSPECTUS
DATED MAY 1, 2003
for
VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
Issued by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
and
WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2003.

Effective on or around February 23, 2004, we will offer two additional investment options to the WRL Series Life Corporate Account.

The following investment options are added to the cover page:

PIMCO Variable Insurance Trust

☐    All Asset Portfolio (Administrative Class)

☐    Real Return Portfolio (Institutional Class)

The following is inserted in The Portfolios section beginning on page 9: (box)

PIMCO Variable Insurance Trust Managed by Pacific Investment Management Company LLC	•	All Asset (Administrative Class) seeks maximum real return consistent with preservation of real capital and prudent investment management by investing its assets in shares of the Underlying PIMS Funds and does not invest directly in stocks or bonds or other issuers.

	•	Real Return (Institutional Class) seeks maximum real return, consistent with preservation of real capital and prudent investment management.

The table in Appendix A entitled “Annual Portfolio Operating Expenses” is amended to add the following:

					Fees and
				Gross Total	Expenses	Total Net
	Management	Other	12b-1	Annual	Waived or	Annual
Portfolio	Fees	Expenses	Fees	Expenses	Reimbursed	Expenses

PIMCO All Asset (Administrative Class) (11)(12)(13)	0.20%	1.08%	N/A	1.28%	0.08%	1.20%
PIMCO Real Return (Institutional Class) (14)(13)(15)	0.25%	0.26%	N/A	0.51%	0.00%	0.51%

11)    Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, 0.08% representing organizational expenses and pro rata Trustees’ fees, a 0.15% service fee and 0.60% representing underlying PIMS Fund expenses.

12)    Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying PIMS Fund and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund Expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying PIMS Fund for the most recent fiscal year, please see “Fund of Funds Fees — Annual Underlying PIMS Fund Expenses” in this prospectus. PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

13)    PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce Total Annual Portfolio Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, the Total Net Annual Expenses listed in the table above, less interest expense. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

14)    “Other Expenses” reflects the following: for Real Return (Inst. Class), a 0.25% administrative fee and 0.01% representing interest expense.

15)    Ratio of net expenses to average net assets excluding interest expense is 0.50%.